Loans and advances to clients (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Commercial and industrial	R$ 11,931,131	R$ 12,259,205	R$ 8,324,614
Real estate - Construction	418,342	283,946	154,248
Installment loans to individuals	22,795,733	22,658,949	21,240,296
Lease financing	7,792	9,523	4,218
Total	R$ 35,152,998	R$ 35,211,623	R$ 29,723,376